ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Husahe
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on April 19, 2010.

US$
Cash purchase price	16,844

Total purchase consideration	16,844

Cash	7,478
Property, plant and equipment, net	14,089
Other assets	9,958
Goodwill	1,826

Total assets acquired	33,351

Other liabilities	(15,998)
Deferred tax liabilities — non-current	(509)

Total liabilities assumed	(16,507)

Net assets acquired	16,844

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net profit of Husahe included in the Company’s consolidated statement of comprehensive income from April 19, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,698
Net profit	706

Hengda
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on June 22, 2010.

US$
Cash purchase price	9,562

Total purchase consideration	9,562

Cash	1
Property, plant and equipment, net	38,653
Intangible assets	342
Other assets	407
Goodwill	428

Total assets acquired	39,831

Current portion of long-term loans	(3,015)
Other liabilities	(12,598)
Long-term loans	(14,269)
Deferred tax liabilities — non-current	(387)

Total liabilities assumed	(30,269)

Net assets acquired	9,562

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Hengda included in the Company’s consolidated statement of comprehensive income from June 22, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,497
Net loss	(58)

Xineng
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on August 16, 2010.

US$
Cash purchase price	4,591

Total purchase consideration	4,591

Property, plant and equipment, net	19,847
Intangible assets	124
Other assets	255
Goodwill	1,004

Total assets acquired	21,230

Current portion of long-term loans	(73)
Other liabilities	(3,231)
Long-term loans	(13,149)
Deferred tax liabilities — non-current	(186)

Total liabilities assumed	(16,639)

Net assets acquired	4,591

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Xineng included in the Company’s consolidated statement of comprehensive income from August 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	556
Net loss	(80)

Xiaopengzu
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on September 8, 2010.

US$
Cash purchase price	22,089

Total purchase consideration	22,089

Cash	2,350
Property, plant and equipment, net	45,592
Other assets	569
Goodwill	12,398

Total assets acquired	60,909

Current portion of long-term loans	(1,878)
Other liabilities	(16,420)
Long-term loans	(20,210)
Deferred tax liabilities — non-current	(312)

Total liabilities assumed	(38,820)

Net assets acquired	22,089

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Xiaopengzu included in the Company’s consolidated statement of comprehensive income from September 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	876
Net loss	(202)

Jinling
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 30, 2010.

US$
Cash purchase price	11,333
Total purchase consideration	11,333

US$
Cash and Bank	26
Property, plant and equipment, net	78,953
Intangible assets	1,759
Other assets	1,665
Goodwill	9,341
Deferred tax assets— non-current	474

Total assets acquired	92,218

Short-term loans	(9,286)
Current portion of long-term loans	(5,964)
Long-term loans	(16,081)
Other liabilities	(41,549)
Deferred tax liabilities — non-current	(4,274)

Total liabilities assumed	(77,154)

Noncontrolling interest	(3,731)
Net assets acquired	11,333

Schedule of unaudited pro forma consolidated financial information
For the Year Ended December 31, 2010
US$
Revenues	69,580
Loss before income taxes	(9,575)
Net loss attributable to ordinary shareholders	(7,653)
Basic and diluted loss per share	(0.05)

Dazhaihe
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$
Revenue	831
Net loss	(717)

Schedule of unaudited pro forma consolidated financial information

	For the Years Ended December 31,
	2010	2011
	US$	US$
Revenues	59,125	54,960
Profit (loss) before income taxes	2,824	(53,730)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

Wangkeng
ACQUISITIONS
Schedule of effects of changes in the Company's ownership interest

	For the Years Ended December 31,
	2010	2011
	US$	US$
Net income (loss) attributable to the Company	3,742	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)
Net transfers to noncontrolling interest	—	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)